REVENUE AND DEFERRED REVENUE (Details Narrative)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	67.00%	66.00%